NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JANUARY 7, 2026

TO THE PROSPECTUS DATED DECEMBER 30, 2025

Effective January 7, 2026, Daniel A. Mon has been named a portfolio manager of Nuveen Equity Long/Short Fund. Claire L. Ross is no longer a portfolio manager of the Fund. Scott M. Tonneson, CFA, will continue to serve as portfolio manager for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

Daniel A. Mon, Managing Director and Head of U.S. Research for Nuveen’s equities team, joined Nuveen Asset Management, LLC in 2021. Previously, he served as a research analyst and portfolio manager at Ashler Capital (A Citadel Company), Hoplite Capital Management, Vollero Beach Capital Partners and Plural Investments. He began his career in the financial services industry in 2003.

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MGN-NELSPRO-0126P

NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JANUARY 7, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2025

1.

Effective January 7, 2026, Daniel A. Mon has been named a portfolio manager of Nuveen Equity Long/Short Fund. Claire L. Ross is no longer a portfolio manager of the Fund. Scott M. Tonneson, CFA, will continue to serve as portfolio manager of the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN EQUITY LONG/SHORT FUND
Daniel A. Mon*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

* Information is as of November 30, 2025.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Daniel A. Mon*	Nuveen Equity Long/Short Fund	A

*	Information is as of November 30, 2025.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NELSSAI-0126P